General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General And Administrative Expense Abstract [Abstract]
Disclosure Of General And Administrative Expense Explanatory

31. General and Administrative Expenses

31.1 General and Administrative Expenses

Details of general and administrative expenses for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Employee Benefits
Salaries and short-term employee benefits—salaries	￦	2,465,132	￦	2,512,945	￦	2,557,821
Salaries and short-term employee benefits—others		822,536		870,356		848,421
Post-employment benefits—defined benefit plans		231,704		217,085		231,913
Post-employment benefits—defined contribution plans		15,046		21,056		27,924
Termination benefits		160,798		242,010		239,790
Share-based payments		73,370		10,930		49,418

Sub-total		3,768,586		3,874,382		3,955,287

Depreciation and amortization		370,378		408,771		784,431

Other general and administrative expenses
Rental expense		320,920		361,344		109,745
Tax and dues		195,965		214,683		238,670
Communication		44,516		46,661		48,749
Electricity and utilities		31,158		28,823		29,161
Publication		17,383		16,018		15,136
Repairs and maintenance		20,524		22,432		23,947
Vehicle		11,587		12,495		11,537
Travel		17,407		19,393		21,452
Training		26,664		30,310		31,451
Service fees		179,311		210,081		227,631
Electronic data processing expenses		172,007		189,007		258,456
Advertising		199,676		217,244		228,826
Others		252,582		266,868		286,538

Sub-total		1,489,700		1,635,359		1,531,299

Total	￦	5,628,664	￦	5,918,512	￦	6,271,017

31.2 Share-based Payments

31.2.1 Stock grants

The Group changed the scheme of share-based payment from stock options to stock grants in November 2007. The stock grant award program is an incentive plan that sets, on grant date, the maximum amount of shares that can be awarded. Actual stock granted at the end of the vesting period is determined in accordance with achievement of pre-specified targets over the vesting period.

Details of stock grants linked to long-term performance as of December 31, 2019, are as follows:

	Grant date	Number of granted shares[1]	Vesting conditions[2]
		(In number of shares)
KB Financial Group Inc.
Series 18	Jul. 17, 2017	7,826	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 19	Nov. 21, 2017	46,890	Services fulfillment, market performance[3] 35% and non-market performance[5] 65%
Series 20	Jan. 01, 2018	38,826	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 21	Jan. 01, 2019	28,926	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 22	Apr. 01, 2019	3,227	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 23	May 27, 2019	1,392	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 24	Jul. 17, 2019	11,224	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Deferred grant	2015	10,043	Satisfied
Deferred grant	2016	12,093	Satisfied
Deferred grant	2017	45,728	Satisfied
Deferred grant	2018	8,057	Satisfied

		214,232

Kookmin Bank
Series 72	Aug. 28, 2017	6,742	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 73	Nov. 21, 2017	27,786	Services fulfillment, market performance[3] 30% and non-market performance[6] 70%
Series 74	Jan. 01, 2018	134,465	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 75	Jan. 01, 2019	192,170	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 76	Apr. 01, 2019	5,380	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 77	May 27, 2019	5,569	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 78	Nov. 21, 2019	36,443	Services fulfillment, market performance[3] 30% and non-market performance[6] 70%
Deferred grant	2015	4,756	Satisfied
Deferred grant	2016	65,419	Satisfied
Deferred grant	2017	95,697	Satisfied
Deferred grant	2018	97,244	Satisfied

		671,671

	Grant date	Number of granted shares[1]	Vesting conditions[2]
	(In number of shares)
Other subsidiaries
Stock granted in 2010	—	106	Services fulfillment, market performance[3] 10~50% and non-market performance4, 50~90%
Stock granted in 2011	—	146
Stock granted in 2012	—	420
Stock granted in 2013	—	1,007
Stock granted in 2014	—	1,223
Stock granted in 2015	—	4,456
Stock granted in 2016	—	23,474
Stock granted in 2017	—	83,459
Stock granted in 2018	—	257,064
Stock granted in 2019	—	241,226

		612,581

		1,498,484

[1]

Granted shares represent the total number of shares initially granted to executives and employees that have residual shares at the end of reporting period (Deferred grants are residual shares as of December 31, 2019).

[2]

Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

[3]

Relative TSR (Total Shareholders Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

[4]	Accomplishment of subsidiaries’ performance and accomplishment of performance results.
[5]	EPS, Asset Quality, HCROI, Profit from non-banking segment
[6]	EPS, Asset Quality

Details of stock grants linked to short-term performance as of December 31, 2019, are as follows:

	Estimated number of vested shares[1]	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2015	9,690	Satisfied
Stock granted in 2016	11,783	Satisfied
Stock granted in 2017	12,273	Satisfied
Stock granted in 2018	20,664	Satisfied
Stock granted in 2019	30,504	Proportional to service period
Kookmin Bank
Stock granted in 2015	15,831	Satisfied
Stock granted in 2016	52,855	Satisfied
Stock granted in 2017	55,490	Satisfied
Stock granted in 2018	109,296	Satisfied
Stock granted in 2019	112,445	Proportional to service period
Other subsidiaries
Stock granted in 2015	16,922	Satisfied
Stock granted in 2016	94,201	Satisfied
Stock granted in 2017	238,115	Satisfied
Stock granted in 2018	457,006	Satisfied
Stock granted in 2019	284,888	Proportional to service period

[1]

Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Share grants are measured at fair value using the Monte Carlo Simulation Model and assumptions used in determining the fair value as of December 31, 2019, are as follows:

	Risk free rate (%)	Fair value (Market performance condition)	Fair value (Non-market performance condition)
Linked to long term performance
(KB Financial Group Inc.)
Series 18	1.34	40,362~44,034	43,659~47,631
Series 19	1.34	38,220~41,775	42,493~46,445
Series 20	1.34	41,135~45,035	43,659~47,631
Series 21	1.34	41,489~46,021	42,336~47,631
Series 22	1.34	41,070~44,926	41,070~44,926
Series 23	1.34	41,070~44,926	41,070~44,926
Series 24	1.34	41,070~44,926	41,070~44,926
Deferred grant in 2015	1.34	—	38,616~47,631
Deferred grant in 2016	1.34	—	42,336~47,631
Deferred grant in 2017	1.34	—	43,659~47,631
Deferred grant in 2018	1.34	—	42,336~47,631

(Kookmin Bank)
Series 72	1.34	43,659~47,631	43,659~47,631
Series 73	1.34	41,253~43,741	43,803~46,445
Series 74	1.34	41,279~45,035	43,659~47,631
Series 75	1.34	41,506~46,021	42,336~47,631
Series 76	1.34	41,070~44,926	41,070~44,926
Series 77	1.34	41,070~44,926	41,070~44,926
Series 78	1.34	38,303~41,900	41,070~44,926
Grant deferred in 2015	1.34	—	44,926~47,631
Grant deferred in 2016	1.34	—	42,336~47,631
Grant deferred in 2017	1.34	—	42,336~47,631
Grant deferred in 2018	1.34	—	42,336~47,631

(Other subsidiaries)
Share granted in 2010	1.34	—	46,281
Share granted in 2011	1.34	—	46,281
Share granted in 2012	1.34	—	44,926~46,281
Share granted in 2013	1.34	—	44,926~47,631
Share granted in 2014	1.34	—	40,065~46,766
Share granted in 2015	1.34	—	41,070~47,676
Share granted in 2016	1.34	—	39,801~47,631
Share granted in 2017	1.34	35,863~46,817	38,616~47,631
Share granted in 2018	1.34	37,446~45,240	39,801~47,631
Share granted in 2019	1.34	39,878~47,631	41,070~47,631

Linked to short-term performance
(KB Financial Group Inc.)
Share granted in 2015	1.34	—	38,616~47,631
Share granted in 2016	1.34	—	39,801~47,631
Share granted in 2017	1.34	—	42,336~47,631
Share granted in 2018	1.34	—	42,336~47,631
Share granted in 2019	1.34	—	43,659~46,281

(Kookmin Bank)
Share granted in 2015	1.34	—	42,336~47,631
Share granted in 2016	1.34	—	41,070~47,631
Share granted in 2017	1.34	—	42,336~47,631
Share granted in 2018	1.34	—	42,336~47,631
Share granted in 2019	1.34	—	43,659~46,281

(Other subsidiaries)
Share granted in 2015	1.34	—	38,616~47,631
Share granted in 2016	1.34	—	38,616~47,631
Share granted in 2017	1.34	—	38,616~47,631
Share granted in 2018	1.34	—	38,616~47,631
Share granted in 2019	1.34	—	39,801~46,281

The Group used the volatility of the stock price over the previous year as the expected volatility, used the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year as the dividend yield, and used one-year risk-free interest rate in order to calculate fair value.

As of December 31, 2018 and 2019, the accrued expenses related to share-based payments including share grants amounted to ￦ 111,058 million and ￦ 124,853 million, respectively, and the compensation costs from share grants amounting to ￦ 10,930 million and ￦ 49,418 million were incurred during the years ended 2018 and 2019, respectively.

Details of Mileage stock as of December 31, 2019, are as follows:

	Grant date	Number of granted shares[1]	Expected exercise period (years)[2]	Remaining shares
		(in number of shares)
Stock granted in 2017	Jan. 09, 2017	28,925	0.00~0.02	11,365
	Feb. 03, 2017	43	0.00~0.09	28
	Apr. 03, 2017	82	0.00~0.25	61
	May 22, 2017	20	0.00~0.39	20
	Jul. 03, 2017	52	0.00~0.50	52
	Aug. 07, 2017	29	0.00~0.60	19
	Aug. 08, 2017	5	0.00~0.60	2
	Aug. 16, 2017	204	0.00~0.62	151
	Aug. 17, 2017	40	0.00~0.63	24
	Aug. 24, 2017	387	0.00~0.65	288
	Sept. 08, 2017	83	0.00~0.69	73
	Nov. 01, 2017	120	0.00~0.84	103
	Nov. 06, 2017	106	0.00~0.85	101
	Dec. 06, 2017	105	0.00~0.93	83
	Dec. 26, 2017	255	0.00~0.99	175
	Dec. 29, 2017	114	0.00~0.99	58
Stock granted in 2018	Jan. 10, 2018	19,197	0.00~1.03	15,430
	Feb. 12, 2018	9	0.00~1.12	7
	Apr. 02, 2018	115	0.00~1.25	99
	Apr. 30, 2018	86	0.00~1.33	62
	May 08, 2018	170	0.00~1.35	150
	Jun. 01, 2018	140	0.00~1.42	121
	Jul. 02, 2018	180	0.00~1.50	123
	Aug. 07, 2018	194	0.00~1.60	175
	Aug. 09, 2018	47	0.00~1.61	38
	Aug. 14, 2018	30	0.00~1.62	30
	Aug. 16, 2018	130	0.00~1.62	112
	Sept. 07, 2018	106	0.00~1.68	82
	Oct. 04, 2018	129	0.00~1.76	106
	Nov. 01, 2018	258	0.00~1.84	248
	Nov. 06, 2018	236	0.00~1.85	206
	Dec. 03, 2018	132	0.00~1.92	132
	Dec. 04, 2018	21	0.00~1.93	21
	Dec. 07, 2018	91	0.00~1.93	91
	Dec. 12, 2018	64	0.00~1.95	57
	Dec. 18, 2018	271	0.00~1.96	271
	Dec. 19, 2018	42	0.00~1.97	42
	Dec. 31, 2018	127	0.00~2.00	127

	Grant date	Number of granted shares[1]	Expected exercise period (years)[2]	Remaining shares
		(in number of shares)
Stock granted in 2019	Jan. 11, 2019	26,580	0.00~2.03	25,563
	Feb. 01, 2019	12	0.00~2.09	12
	Apr. 01, 2019	167	0.00~2.25	167
	Apr. 18, 2019	105	0.00~2.30	105
	Apr. 22, 2019	33	0.00~2.31	33
	Jul. 01, 2019	109	0.00~2.50	109
	Aug. 29, 2019	39	0.00~2.66	39
	Sept. 02, 2019	50	0.00~2.67	50
	Nov. 01, 2019	119	0.00~2.84	119
	Nov. 08, 2019	14	0.00~2.85	14
	Dec. 05, 2019	56	0.00~2.93	56
	Dec. 06, 2019	84	0.00~2.93	84
	Dec. 31, 2019	87	0.00~3.00	87

	Total	79,800	Total	56,771

[1]

Mileage stock may be exercised after one year from the grant date for two years. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock may still be exercised at the closing price of prior month.

[2]	The remaining shares are assessed based on the stock price as of December 31, 2019. These shares are vested immediately at grant date.

As of December 31, 2018 and 2019, the accrued expenses for share-based payments in regard to mileage stock amounted to ￦ 2,283 million and ￦ 2,705 million, respectively, and the compensation costs amounting to ￦ 1,350 million and ￦ 1,334 million were recognized for the years ended December 31, 2018 and 2019, respectively.